Earnings per Share - Summary of Earnings Per Share (Detail) - CAD ($) $ / shares in Units, shares in Thousands, $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2019	Apr. 30, 2019	Jul. 31, 2018	Jul. 31, 2019	Jul. 31, 2018
Basic earnings per share
Net income attributable to equity shareholders	$ 1,392	$ 1,341	$ 1,365	$ 3,911	$ 4,001
Less: Preferred share dividends and premiums	28	28	23	79	65
Net income attributable to common shareholders	$ 1,364	$ 1,313	$ 1,342	$ 3,832	$ 3,936
Weighted-average common shares outstanding (thousands)	444,868	444,028	444,081	443,976	443,104
Basic earnings per share	$ 3.07	$ 2.96	$ 3.02	$ 8.63	$ 8.88
Diluted earnings per share
Net income attributable to common shareholders	$ 1,364	$ 1,313	$ 1,342	$ 3,832	$ 3,936
Weighted-average common shares outstanding (thousands)	444,868	444,028	444,081	443,976	443,104
Add: Stock options potentially exercisable (thousands)	638	790	1,028	735	1,117
Add: Restricted shares and equity-settled consideration (thousands)	409	406	395	433	439
Weighted-average diluted common shares outstanding (thousands)	445,915	445,224	445,504	445,144	444,660
Diluted earnings per share	$ 3.06	$ 2.95	$ 3.01	$ 8.61	$ 8.85